Short-term benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Short-term Benefits

	2018	2017
Accrued vacation pay	781	845
Profit sharing	355	138
Employees variable compensation program	269	0
Voluntary Separation Incentive Plan	36	34
Salaries and related charges	217	292

Total	1,658	1,309

Summary of Provision for Profit Sharing	Changes in the provision for profit sharing are presented below:

2018
Opening balance	138
Adjustment to provision	7
Payments	(135)
Additions	462
Advances	(68)
CTA	(49)

Closing balance	355